GENERAL (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Inventory [Line Items]
Write-off charge of inventory and related costs	$ 1,815	$ 110	$ 311
Accumulated deficit	(57,096)	(57,822)
Cash generated from operating activities	3,386	(2,130)	(2,461)
Costs of revenue [Member]
Inventory [Line Items]
Write-off charge of inventory and related costs	1,639
Selling and marketing [Member]
Inventory [Line Items]
Write-off charge of inventory and related costs	$ 176